COLUMBIA FUNDS SERIES TRUST II

225 Franklin Street

Boston, MA 02110

October 1, 2019

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management, Disclosure Review Office

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust II (the Registrant)

Columbia Commodity Strategy Fund

Columbia Dividend Opportunity Fund

Columbia Flexible Capital Income Fund

Columbia High Yield Bond Fund

Columbia Large Cap Value Fund

Columbia Mortgage Opportunities Fund

Columbia Quality Income Fund

Columbia Select Large Cap Value Fund

Columbia Select Small Cap Value Fund

Columbia Seligman Communications and Information Fund

Columbia Small/Mid Cap Value Fund

Multi-Manager Value Strategies Fund

Post-Effective Amendment No. 200

File No. 333-131683 /811-21852

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 200 (Amendment). This Amendment was filed electronically on September 26, 2019.

If you have any questions, please contact either me at (212) 850-1703 or Kayla Sylvia at (617) 385-9539.

Sincerely,

/s/ Joseph D’Alessandro
Joseph D’Alessandro
Assistant Secretary
Columbia Funds Series Trust II